Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Shares Underlying Options, Beginning balance	627	129
Weighted Average Exercise Price, Beginning Balance	$ 6,874.80	$ 32,366.00
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 4 months 24 days	8 years 7 months 20 days	8 years 6 months 7 days
Intrinsic Value Outstanding, Beginning Balance
Shares Underlying Options, Granted		503
Weighted Average Exercise Price, Granted		$ 4,209.00
Shares Underlying Options, Expired		(2)
Weighted Average Exercise Price, Expired		$ 49,593.20
Shares Underlying Options, Forfeited		(3)
Weighted Average Exercise Price, Forfeited	$ 1,170.00	$ 34,009.40
Shares Underlying Options, Ending balance		627	129
Weighted Average Exercise Price, Ending Balance		$ 6,874.80	$ 32,366.00
Intrinsic Value Outstanding, Ending Balance
Shares Underlying Options, Exercisable	203	196
Weighted Average Exercise Price, Exercisable	$ 12,959.60	$ 12,206.99
Weighted Average Remaining Contractual Term (in years), Exercisable	7 years 10 months 24 days	8 years 1 month 24 days
Intrinsic Value Outstanding, Exercisable